Short-Term Investments (Details)			1 Months Ended
	Nov. 28, 2025 $ / shares shares	Oct. 30, 2024 shares	Oct. 31, 2025 USD ($) $ / shares shares	Oct. 31, 2025 $ / shares shares
Short-Term Investments [Line Items]
Warrants exercised		145	1
Stockholders' equity, reverse stock split	1-for-6
Shares issued	6
Par value (in Dollars per share) | $ / shares
Warrants expire			Oct. 31, 2028
Polyrizon Ltd [Member]
Short-Term Investments [Line Items]
Shares issued	1
Third Party Investor [Member]
Short-Term Investments [Line Items]
Additional purchased taurus shares			111,065
Payment of purchased additional taurus shares (in Dollars) | $			$ 48,150
Taurus Shares [Member]
Short-Term Investments [Line Items]
Shares issued				13,020,000
Taurus Warrants [Member]
Short-Term Investments [Line Items]
Shares issued				13,020,000
Exercise price (in Dollars per share) | $ / shares				$ 0.064
Share price (in Dollars per share) | $ / shares			$ 0.075
Volatility			70.00%
Risk-free interest rate			2.50%
Expected life			2 years 9 months
Public Offering [Member]
Short-Term Investments [Line Items]
Initial public offering cost (in Dollars) | $			$ 466,441